Ajax-United Patterns & Molds, Inc. Acquisition - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 12, 2016	Apr. 30, 2016	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Business Acquisition [Line Items]
Restricted cash			$ 1,794	$ 1,794
Goodwill			77,071	77,093	$ 70,015	$ 70,015
Selling, general, and administrative
Business Acquisition [Line Items]
Acquisition-related transaction costs incurred				$ 1,514
Customer Relationships
Business Acquisition [Line Items]
Acquired intangible assets, amortization period				10 years
Preliminary Allocation
Business Acquisition [Line Items]
Acquisition amount	$ 17,594		17,594	$ 17,594
Goodwill	$ 4,629		$ 7,056	7,078
Acquisition, preliminarily recorded net identifiable assets				10,516
Acquisition, preliminarily recorded net identifiable intangible assets				8,030
Acquisition, preliminarily recorded net identifiable intangible liabilities				6,757
Preliminary Allocation | Customer Relationships
Business Acquisition [Line Items]
Acquisition, preliminarily recorded net identifiable intangible assets				8,000
Ajax-United Patterns & Molds, Inc
Business Acquisition [Line Items]
Acquisition amount		$ 17,594
Acquisition earn out payment due in March 2017		$ 1,500
Restricted cash				1,300
Acquisition, sales amount contributed by acqiree since the date of acquisition				19,976
Acquisition, operating income contributed by acqiree since the date of acquisition				$ 575